Earnings Per Share - Schedule of Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥) ¥ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 CNY (¥) ¥ / shares shares	Aug. 31, 2015 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted earnings per share:
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	¥ 172,050	$ 26,113	¥ (36,374)	¥ (40,078)
Earnings available for future distribution | ¥	¥ 172,050		¥ (36,374)	¥ (40,078)
Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted earnings per share | shares	104,839,041	104,839,041	96,983,360	92,590,000
Net (loss) earnings per share
Basic and diluted | (per share)	¥ 1.64	$ 0.25	¥ (0.38)	¥ (0.43)